Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of information about reserve

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Share premium	520,133	509,918
Foreign currency translation reserve	(38,908)	(24,325)
Legal reserve	196	185
Share based payment reserve	—	18,098
Other reserves	(293,514)	(284,286)

	187,907	219,590